Notes payable - Financing Agreement 2021 (Details) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2018	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 483,636
Financing Agreement - 2021
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 85,000
Early repayment fees	$ 9,900